Other obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other obligations
Payable to non-current asset suppliers - Non-Current	$ 336	$ 183
Payable to non-current asset suppliers - Current	9,791	4,149
Payable to non-current asset suppliers	10,127	4,332
Guarantees and deposits - Non-Current	14	12
Guarantees and deposits - Current	330	235
Guarantees and deposits	344	247
Contingent consideration - Non -Current	1,353	3,893
Contingent consideration - Current	379	1,945
Contingent consideration	1,732	5,838
Tolling agreement liability - Non - Current	34,180	33,414
Tolling agreement liability - Current	3,683	3,251
Tolling agreement liability	37,863	36,665
Other obligations, Non-Current	35,883	37,502
Other obligations, Current	14,183	9,580
Other obligations	$ 50,066	$ 47,082